Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Subscriptions Receivable	AOCI (Loss) (Foreign Currency Translation Adjustment)	Statutory Surplus Reserves	Accumulated (Deficit) Earnings	Stockholders' Equity, Total	Non-controlling Interest
Balance at Dec. 31, 2017	$ 177,140	$ 57		$ 115,339		$ 7,075	$ 19,549	$ 9,132	$ 151,152	$ 25,988
Balance (in shares) at Dec. 31, 2017		57,281,861
Share-based compensation (note 19)	4,305	$ 0		4,305		0	0	0	4,305	0
Exercise of stock options (note 18)	3	$ 0		3		0	0	0	3	0
Exercise of stock options (note 17) (in shares)		109,041
Subscriptions received (note 18)	64	$ 0		64		0	0	0	64	0
Cancellation of outstanding shares (note 18)	0	$ 0		0		0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(51,500)
Issuance of new and restricted shares (note 18)	85,301	$ 14		85,287		0	0	0	85,301	0
Issuance of new and restricted shares (note 17) (in shares)		13,800,000
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(1,822)	$ 0		0		0	0	0	0	(1,822)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(9,174)	0		0		(9,174)	0	0	(9,174)	0
Net income for the year
-Net income attributable to non-controlling interests	14,329	0		0		0	0	0	0	14,329
- Net income attributable to shareholders of Sinovac	21,782	0		0		0	0	21,782	21,782	0
- Transfer to statutory surplus reserves (note 19)	0	0		0		0	7,094	(7,094)	0	0
Balance at Dec. 31, 2018	291,928	$ 71	$ 0	204,998		(2,099)	26,643	23,820	253,433	38,495
Balance (in shares) at Dec. 31, 2018		71,139,402
Balance (in shares) at Dec. 31, 2018			0
Share-based compensation (note 19)	3,003	$ 0	$ 0	3,003		0	0	0	3,003	0
Exercise of stock options (note 18)	4	$ 0	0	4		0	0	0	4	0
Exercise of stock options (note 17) (in shares)		13,500
Cancellation of outstanding shares (note 18)	0	$ 0	0	0		0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(27,000)
Issuance of new shares (note 17)	0	$ 28	$ 15	(43)		0	0	0	0	0
Issuance of new shares (note 17) (in shares)		27,777,341	14,630,813
Dividend accrued (note 17)	(5,128)	$ 0	$ 0	0		0	0	(5,128)	(5,128)	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(605)	0	0	0		0	0	0	0	(605)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(2,222)	0	0	0		(2,222)	0	0	(2,222)	0
Net income for the year
-Net income attributable to non-controlling interests	20,286	0	0	0		0	0	0	0	20,286
- Net income attributable to shareholders of Sinovac	44,929	0	0	0		0	0	44,929	44,929	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0		0	6,890	(6,890)	0	0
Balance at Dec. 31, 2019	$ 352,195	$ 99	$ 15	207,962	$ 0	(4,321)	33,533	56,731	294,019	58,176
Balance (in shares) at Dec. 31, 2019	98,903,243	98,903,243
Balance (in shares) at Dec. 31, 2019			14,630,813
Share-based compensation (note 19)	$ 10,203	$ 0	$ 0	10,203	0	0	0	0	10,203	0
Exercise of stock options (note 18)	$ 13,999	$ 0	0	9,108	0	0	0	0	9,108	4,891
Exercise of stock options (note 17) (in shares)	401,500	401,500
Subscriptions receivable	$ (12,000)	$ 0	0	0	(7,109)	0	0	0	(7,109)	(4,891)
Cancellation of outstanding shares (note 18)	0	$ 0	0	0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(10,000)
Equity transactions of subsidiaries (note 1)	544,236	$ 0	0	311,651	0	0	0	0	311,651	232,585
Dividend accrued (note 17)	(6,015)	0	0	0	0	0	0	(6,015)	(6,015)	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	8,082	0	0	0	0	0	0	0	0	8,082
- Other comprehensive income (loss) attributable to shareholders of Sinovac	24,246	0	0	0	0	24,246	0	0	24,246	0
Net income for the year
-Net income attributable to non-controlling interests	74,810	0	0	0	0	0	0	0	0	74,810
- Net income attributable to shareholders of Sinovac	110,369	0	0	0	0	0	0	110,369	110,369	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	0	0	16,844	(16,844)	0	0
Balance at Dec. 31, 2020	$ 1,120,125	$ 99	$ 15	$ 538,924	$ (7,109)	$ 19,925	$ 50,377	$ 144,241	$ 746,472	$ 373,653
Balance (in shares) at Dec. 31, 2020	99,294,743	99,294,743
Balance (in shares) at Dec. 31, 2020			14,630,813